Stockholders' Deficit (Details) - Share-based Payment Arrangement, Option, Activity - $ / shares				9 Months Ended	12 Months Ended
		Dec. 28, 2020	Mar. 02, 2020	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Share-based Payment Arrangement, Option, Activity [Abstract]
Outstanding, Number of Shares				13,453,879	67,879		67,879
Outstanding, Weighted-Average Exercise Price	[1]			$ 0.03	$ 0.03		$ 0.03
Exercisable, Number of Shares				5,052,000	11,303,879	[2]
Exercisable, Weighted-Average Exercise Price				$ 0.1	$ 0.03	[1]
Granted, Number of Shares				13,585,000	14,886,000		0
Granted, Weighted-Average Exercise Price		$ 0.03	$ 0.05	$ 0.27	$ 0.03	[1]	$ 0	[1]
Cancelled, Number of Shares				(8,652,668)	(1,500,000)		0
Cancelled, Weighted-Average Exercise Price				$ 0.03	$ 0.03	[1]	$ 0	[1]
Outstanding, Number of Shares				18,386,211	13,453,879		67,879
Outstanding, Weighted-Average Exercise Price				$ 0.2	$ 0.03	[1]	$ 0.03	[1]

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.